Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	$ 23	$ 16
Long-term portion	1,323	1,328
Derivative instrument liability, Current portion	0	0
Derivative instrument liability, Long-term portion	23	16
At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	23	16
Commercial Paper [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
Commercial Paper [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities		0
3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities		0
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	3	0
5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	3	0
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	3	3
4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	3	3
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	17	13
5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	17	13
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Derivative financial liabilities	0	0
Primary debt instruments [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	2,941	2,123
Current portion	1,618	795
Long-term portion	1,323	1,328
Primary debt instruments [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	2,963	2,182
Primary debt instruments [member] | Commercial Paper [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,618	295
Primary debt instruments [member] | Commercial Paper [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	1,620	295
Primary debt instruments [member] | 3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		500
Primary debt instruments [member] | 3.35% Notes, due 2026 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings		498
Primary debt instruments [member] | 5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	489	490
Primary debt instruments [member] | 5.85% Notes, due 2040 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	496	520
Primary debt instruments [member] | 4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	113	114
Primary debt instruments [member] | 4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	98	99
Primary debt instruments [member] | 5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	326	329
Primary debt instruments [member] | 5.65% Notes, due 2043 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	344	353
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	395	395
Primary debt instruments [member] | 5.50% Debentures, due 2035 [member] | At fair value [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Borrowings	$ 405	$ 417